Condensed Interim Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 46,213,758	$ 56,903,038
Vessel held for sale	0	8,083,405
Receivables, trade	24,702,993	27,460,132
Prepayments	1,201,682	1,291,399
Advances and deposits	3,045,292	2,132,804
Other receivables	136,200	786,084
Inventories	9,027,903	12,812,039
Total current assets	84,327,828	109,468,901
Non-current assets
Vessels and vessel equipment, net	666,588,995	721,492,473
Deferred drydock expenditure, net	7,716,950	7,127,364
Ballast water treatment systems, net	2,333,451	528,774
Leasehold improvements, net	365,708	423,620
Other non-current assets, net	3,503,628	3,549,511
Operating lease, right of use asset	1,839,800	2,169,158
Total non-current assets	682,348,532	735,290,900
TOTAL ASSETS	766,676,360	844,759,801
Current liabilities
Payables, trade	16,563,570	24,608,108
Other payables	72,664	35,900
Accrued interest on debt and finance leases	1,704,759	1,732,859
Current portion of long-term debt	19,797,647	22,834,543
Current portion of finance lease obligations	17,858,905	25,849,200
Current portion of operating lease obligations	342,504	477,147
Total current liabilities	56,340,049	75,537,757
Non-current liabilities
Non-current portion of long-term debt	183,478,657	205,519,705
Non-current portion of finance lease obligations	202,239,877	215,626,898
Non-current portion of operating lease obligations	1,196,394	1,491,507
Total non-current liabilities	386,914,928	422,638,110
Equity
Share capital	350,192	350,192
Additional paid in capital	416,155,354	414,508,403
Treasury stock	(15,348,909)	(15,348,909)
Accumulated deficit	(77,735,254)	(52,925,752)
Total equity	323,421,383	346,583,934
TOTAL LIABILITIES AND EQUITY	$ 766,676,360	$ 844,759,801